Document and Entity Information	Dec. 28, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 28, 2022
Entity Registrant Name	STR Sub Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38158
Entity Tax Identification Number	82-0820780
Entity Address, Address Line One	1401 Lawrence Street
Entity Address, Address Line Two	Suite 1750
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	640-7620
Entity Information, Former Legal or Registered Name	Sitio Royalties Corp.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001703785
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	STR
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Class A common stock
Trading Symbol	STR WS
Security Exchange Name	NYSEAMER